Lease obligations - Lease payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	$ 1,151,979
Interest component	281,816
Lease obligations	870,163
2023
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	156,807
Interest component	48,978
Lease obligations	107,829
2024
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	140,462
Interest component	43,760
Lease obligations	96,702
2025
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	124,474
Interest component	38,546
Lease obligations	85,928
2026
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	108,587
Interest component	33,599
Lease obligations	74,988
2027
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	98,123
Interest component	28,639
Lease obligations	69,484
Thereafter
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	523,526
Interest component	88,294
Lease obligations	$ 435,232